Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	$ 84,664,293	$ 88,388,569	$ 85,011,567
Export revenue	10,683,740	11,380,927	13,502,710
Abroad revenue	2,013,601	1,987,685	2,768,056
Total revenue	97,361,634	101,757,181	101,282,333
Radio - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	223,272	841,437	920,009
Total revenue	223,272	841,437	920,009
Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	97,361,634	101,757,181	101,282,333
Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	(7,252,528)	(5,387,894)	(4,803,974)
Abroad revenue		(6,168)	(8,117)
Total revenue	(7,252,528)	(5,394,062)	(4,812,091)
Reportable segments
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	104,390,890	106,309,806	105,174,415
Reportable segments | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	91,693,549	92,935,026	88,895,532
Export revenue	10,683,740	11,380,927	13,502,710
Abroad revenue	2,013,601	1,993,853	2,776,173
Total revenue	104,390,890	106,309,806	105,174,415
Reportable segments | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(7,252,528)	(5,391,093)	(4,804,678)
Cable
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	45,367,108	41,701,982	36,233,042
Cable | Operating segment | Digital TV Service
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	16,549,458	16,298,079	14,281,536
Total revenue	16,549,458	16,298,079	14,281,536
Cable | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,633,201	1,507,831	1,260,117
Total revenue	1,633,201	1,507,831	1,260,117
Cable | Operating segment | Broadband Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	16,540,687	14,544,473	13,034,172
Total revenue	16,540,687	14,544,473	13,034,172
Cable | Operating segment | Telephony
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,382,964	3,658,121	2,588,767
Total revenue	4,382,964	3,658,121	2,588,767
Cable | Operating segment | Other Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	702,023	801,937	544,347
Total revenue	702,023	801,937	544,347
Cable | Operating segment | Enterprise Operations
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	5,245,443
Abroad revenue	313,332
Total revenue	5,558,775
Cable | Operating segment | Telecommunications Networks
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue		4,626,396	4,361,586
Abroad revenue		265,145	162,517
Total revenue		4,891,541	4,524,103
Cable | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	5,514,984	5,289,996	4,577,513
Cable | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(710,357)	(591,618)	(560,186)
Sky
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	22,134,701	21,347,078	22,002,216
Sky | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,112,662	953,634	968,853
Total revenue	1,112,662	953,634	968,853
Sky | Operating segment | DTH Broadcast Satellite TV
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	19,398,285	18,918,077	19,478,307
Abroad revenue	1,569,999	1,359,079	1,374,849
Total revenue	20,968,284	20,277,156	20,853,156
Sky | Operating segment | Pay-Per-View
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	42,291	98,539	152,129
Abroad revenue	11,464	17,749	28,078
Total revenue	53,755	116,288	180,207
Sky | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	9,212,317	9,232,152	9,971,318
Sky | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(581,270)	(437,275)	(420,979)
Content
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	32,613,007	35,060,534	39,223,668
Content | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	16,180,397	19,236,014	20,932,533
Export revenue	169,362	223,434	222,369
Total revenue	16,349,759	19,459,448	21,154,902
Content | Operating segment | Network Subscription Revenue
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,322,535	3,832,716	3,500,375
Export revenue	1,143,657	1,160,459	1,313,907
Total revenue	5,466,192	4,993,175	4,814,282
Content | Operating segment | Licensing and Syndication
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,572,659	1,794,636	1,437,081
Export revenue	9,224,397	8,813,275	11,817,403
Total revenue	10,797,056	10,607,911	13,254,484
Content | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(4,679,805)	(3,589,407)	(3,162,091)
Other Businesses
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	4,276,074	8,200,212	7,715,489
Other Businesses | Operating segment | Gaming
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	959,985	2,974,284	2,676,384
Total revenue	959,985	2,974,284	2,676,384
Other Businesses | Operating segment | Soccer, Sports and Show Business
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,382,708	1,821,605	1,639,073
Export revenue	146,324	1,182,972	145,462
Total revenue	1,529,032	3,004,577	1,784,535
Other Businesses | Operating segment | Publishing - Magazines
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	269,768	393,763	550,777
Abroad revenue	942	18,076	104,281
Total revenue	270,710	411,839	655,058
Other Businesses | Operating segment | Publishing - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	173,645	246,309	482,943
Abroad revenue		23,461	181,514
Total revenue	173,645	269,770	664,457
Other Businesses | Operating segment | Publishing Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	309,673	337,685	270,624
Abroad revenue			40,148
Total revenue	309,673	337,685	310,772
Other Businesses | Operating segment | Feature Film Production and Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	915,165	890,927	735,928
Export revenue		787	3,569
Abroad revenue	117,864	310,343	884,786
Total revenue	1,033,029	1,202,057	1,624,283
Other Businesses | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	$ (1,281,096)	$ (772,793)	$ (661,422)